Selling expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Selling Expenses [Line Items]
Schedule of selling expenses

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Transportation services	18,855	17,343	12,596
Shipping services and expenses	4,248	3,704	2,719
Canons and tributes	3,335	2,784	2,146
Laboratory analysis and tests	1,173	965	437
Personnel expenses	693	631	699
Other	358	341	795
	28,662	25,768	19,392

Sociedad Minera Cerro Verde S.A.A.
Disclosure of Selling Expenses [Line Items]
Schedule of selling expenses

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$(000)	US$(000)	US$(000)

Copper concentrate freight	110,390	135,951	145,725
Commissions	4,926	5,641	5,960
Memberships and other	1,874	2,067	2,457
Cathode freight	1,453	2,112	4,102

	118,643	145,771	158,244